Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Beginning of year	$ 2,534	$ 2,606
Deferral of revenue	6,245	1,864
Recognition of deferred revenue	(1,912)	(1,936)
Balance at end of year	$ 6,867	$ 2,534